--------------------------------------------------------------------------------


                      LEGACY MINNESOTA MUNICIPAL BOND FUND


--------------------------------------------------------------------------------

                                 March 31, 2002

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                                TABLE OF CONTENTS

Shareholder Letter............................................................ 1

Statement of Assets and Liabilities........................................... 2

Statement of Operations....................................................... 3

Statement of Changes in Net Assets............................................ 4

Financial Highlights.......................................................... 5

Schedule of Investments....................................................... 6

Notes to the Financial Statements.............................................10



--------------------------------------------------------------------------------

                               NOTICE TO INVESTORS



Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

For more information about the Funds, please call 1-800-595-5552 to obtain a Prospectus. The Prospectus contains more complete information about the Fund, including fees and expenses, and should be read carefully before investing or sending money.


--------------------------------------------------------------------------------


Dear Shareholder:

The enclosed semi-annual report contains detailed information about the Legacy Minnesota Municipal Bond Fund, including its performance, expenses and holdings for the six-months ending March 31, 2002.

During the past six months ending March 31, 2002 your portfolio managers continued their strategy of reducing the number of bonds in the Fund and reducing the average maturity of the portfolio to prepare for a rising interest rate environment, ultimately hoping to capture higher yields and improve the Fund's overall credit quality.

Due to the slowing economy, the Federal Reserve cut the Fed Funds rate by 475 basis points throughout 2001. The effect of lower interest rates has been to increase the price of municipal bonds and subsequently the net asset value (NAV) of the Fund. Now, with interest rates at historic lows (and prices at historic highs), your managers are starting to take advantage of some selling opportunities. Currently, it appears that strength may come back to the economy. If that occurs, yields will rise and prices will fall in the bond market; but we expect a lot of volatility in the interim. However, we also believe that volatility creates opportunities, which is where we can add value to the Fund. Our strategies over the past six months have added value as interest rates have fallen and the net asset value of the Fund has moved to $9.72 as of March 31, 2002. For the six-month period ended March 31, 2002 the Fund achieved a total return of 0.33% compared to 0.48% for the Lipper Minnesota Municipal Debt Fund Index.

Going forward, your managers will be looking for opportunities to enhance the current income of the portfolio, consistent with preservation of capital and prudent investment management goals. We will look for opportunities to improve yield without significantly reducing the Fund's high credit quality and intend to utilize a low-turnover, high credit quality strategy while taking advantage of opportunities in the marketplace. We continue to believe that tax-exempt bonds offer an excellent value for investors in higher tax brackets.

We thank you for your business and appreciate your support and the opportunity to be of service to you. If you have questions or concerns about your investment plan, please set up a time to talk to your investment advisor.

Sincerely,

Kenneth Nelson
President
Bremer Investment Funds, Inc.




STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2002


--------------------------------------------------------------------------------

ASSETS:
      Investments, at market value
         (Cost of $47,758,383)                            $     48,156,684
      Cash                                                          38,777
      Interest receivable                                          605,872
      Other assets                                                   2,431
                                                          -----------------
             Total assets
                                                                48,803,764
                                                          -----------------

LIABILITIES:
      Payable to Investment Adviser                                 22,839
      Dividends payable                                            161,800
      Accrued expenses and other liabilities                        33,851
                                                          -----------------
             Total liabilities                                     218,490
                                                          -----------------


NET ASSETS                                                $     48,585,274
                                                          =================


NET ASSETS CONSIST OF:
      Capital stock                                       $     48,809,554
      Distributions in excess of book net
        investment income                                         (272,367)
      Accumulated undistributed net realized (loss)
          on investments                                          (350,214)
      Net unrealized appreciation on investments                   398,301
                                                          -----------------
             Total Net Assets                             $     48,585,274
                                                          =================

      Shares outstanding
             (50 million shares authorized, $ .0001
                 par value)                                      4,999,318

      Net Asset Value and Redemption Price Per Share         $        9.72
                                                          =================

      Maximum Offering Price Per Share                      $         9.99
                                                          =================


                     See Notes to the Financial Statements.

================================================================================
Legacy Minnesota Municipal Bond Fund
================================================================================

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest income                                           $   1,144,902
                                                              ----------------


EXPENSES:
      Investment advisory fees                                        136,307
      Administration fees                                              14,870
      Shareholder servicing and accounting costs                       20,150
      Distribution fees                                                 6,320
      Custody fees                                                      5,096
      Professional fees                                                14,378
      Reports to shareholders                                           6,188
      Directors' fees and expenses                                      1,092
      Other                                                               546
                                                              ----------------
           Total expenses                                             204,947
                                                              ----------------


NET INVESTMENT INCOME                                                 939,955
                                                              ----------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments                                71,867
      Change in unrealized appreciation/(depreciation)
        on investments
                                                                    (856,715)
                                                              ---------------
           Net realized and unrealized gain on investments          (784,848)
                                                              ---------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $    155,107
                                                              ===============



                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
                                                  Six Months Ended   Year Ended
                                                  March 31, 2002   September 30,
                                                   (Unaudited)        2001
                                                   -------------  -------------
OPERATIONS:
  Net investment income                             $   939,955   $  1,990,891
  Net realized gain on investments                       71,867        261,233
  Change in unrealized appreciation (depreciation)
      on investments                                   (856,715)     1,835,213
                                                   -------------  -------------
       Net increase in net assets resulting
         from operations                                155,107      4,087,337
                                                   -------------  -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                (939,955)    (1,990,891)
  Distributions in excess of book net investment
      income                                            (49,336)      (151,115)
  Net realized gains                                   (777,296)      (176,485)
                                                   -------------  -------------
       Total dividends and distributions             (1,766,587)    (2,318,491)
                                                   -------------  -------------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                           4,021,950      4,936,338
  Proceeds from shares issued to holders in
     reinvestment of dividends                            6,163        129,676

  Cost of shares redeemed                            (4,103,113)    (8,904,188)
                                                   -------------  -------------
       Net decrease in net assets resulting from
       capital share transactions                       (75,000)    (3,838,174)
                                                   -------------  -------------

TOTAL DECREASE IN NET ASSETS                         (1,686,480)    (2,069,328)
                                                   -------------  -------------


NET ASSETS:
  Beginning of period                                50,271,754     52,341,082
                                                   -------------  -------------

  End of period (including distributions in excess
  of book net investment income of $272,367
        and $230,830, respectively)                $ 48,585,274   $ 50,271,754



                     See Notes to the Financial Statements.
-----------------------------------------------------------------------------



================================================================================
Legacy Minnesota Municipal Bond Fund
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          April 12,
                                                    Six Months                             1999(1)
                                                   Ended March  Year ended September 30,   through
                                                     31, 2002  ------------------------   September
                                                   (Unaudited)     2001      2000         30, 1999
                                                   -------------------------------------------------
PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF PERIOD                 $10.04        $9.70       $9.71       $10.00
                                                   ----------- ----------- ------------ ------------

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                0.19         0.37        0.40         0.16
    Net realized and unrealized gain (loss)
    on investments                                      (0.16)        0.41        0.02       (0.26)
                                                   ----------- ----------------------- ------------
         Total from investment operations                0.03         0.78        0.42       (0.10)
                                                   ----------- ----------- ------------ ------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income                (0.19)       (0.37)      (0.40)       (0.16)
    Distributions in excess of net investment
    income                                              (0.01)       (0.04)      (0.03)       (0.03)
    Distributions from net realized gains               (0.15)       (0.03)          -            -
                                                   ----------- ----------- ------------ ------------
         Total dividends and distributions              (0.35)       (0.44)      (0.43)       (0.19)
                                                   ----------- ----------- ------------ ------------

  NET ASSET VALUE, END OF PERIOD                        $9.72       $10.04       $9.70        $9.71
                                                   =========== =========== ============ ============


TOTAL RETURN                                             0.33% 2      8.23%       4.44%      (0.96%) 2


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                       $48,585,274  $50,271,754 $52,341,082  $57,220,849
  Ratio of net expenses to average net assets            0.83% 3      0.87%       0.83%        0.88% 3
  Ratio of net investment income to average net          3.79% 3      3.86%       3.93%        3.53% 3
  assets
  Portfolio turnover rate                                7.47%       29.46%      22.30%       18.86%



  1 Commencement of Operations.
  2 Not annualized.
  3 Annualized.


================================================================================
Legacy Minnesota Municipal Bond Fund
================================================================================

 SCHEDULE OF INVESTMENTS - March 31, 2002  (Unaudited)

--------------------------------------------------------------------------------
Principal
  Amount                                                                          Value
             -------------------------------------------------------------
             LONG TERM INVESTMENTS - 94.7%
             -------------------------------------------------------------

             -------------------------------------------------------------
             MUNICIPAL BONDS - 94.7 %
             -------------------------------------------------------------

             EDUCATION - 11.3%
$1,300,000   Alexandria Minnesota Independent School District No. 206
               Series A, 5.375%, 02/01/13                                        $ 1,352,247
 1,000,000   Anoka Hennepin Minnesota Independent School District No. 11
               Series A, 5.250%, 02/01/11                                          1,047,610
   630,000   Anoka Hennepin Minnesota Independent School District No. 11
               Series A, 5.500%, 02/01/14                                            661,802
 1,110,000   Minneapolis Minnesota Special School District No. 001
               Series A, 5.900%, 02/01/12                                          1,196,347
 1,000,000   Robbinsdale Minnesota Independent School District No. 281
               5.000%, 02/01/10                                                    1,034,990
   205,000   St. Paul Minnesota Independent School District No. 625
               Series B, 6.000%, 02/01/05                                            209,811
                                                                                -------------
                                                                                   5,502,807
                                                                                -------------

             EDUCATION (HIGHER) - 7.4%
   250,000   Minnesota State Higher Education Facility Authority
               Series 3-R2, 5.350%, 09/01/06                                         257,985
   800,000   Minnesota State Higher Education Facility Authority
               Series 3-R1, 5.350%, 10/01/06                                         826,592
   500,000   Minnesota State Higher Education Facility Authority
               Series 4-N, 5.300%, 11/01/12                                          517,030
 1,000,000   Minnesota State Higher Education Facility Authority
               Series 4-N, 5.400%, 11/01/14                                        1,041,920
   720,000   Minnesota State Higher Education Facility Authority
               Series 4-L, 5.350%, 10/01/17                                          727,495
   225,000   Northfield Minnesota College Facility
               6.150%, 10/01/05                                                      232,580
                                                                                -------------

                                                                                   3,603,602
                                                                                -------------

             ELECTRIC - 11.1%
    25,000   Northern Municipal Power Agency Minnesota Electric
               Series A, 0.000%, 01/01/07                                             20,402
   750,000   Northern Municipal Power Agency Minnesota Electric
               5.500%, 01/01/07                                                      794,805
 1,000,000   Northern Municipal Power Agency Minnesota Electric
               5.400%, 01/01/16                                                    1,031,550
   395,000   Southern Minnesota Municipal Power Agency Power Supply
               Series B, 5.800%, 01/01/07                                            409,054
 1,165,000   Southern Minnesota Municipal Power Agency Power Supply
             5.000%, 01/01/09                                                      1,198,447
 1,835,000   Western Minnesota Municipal Power Agency
               Series A, 5.500%, 01/01/11                                          1,931,594
                                                                                -------------
                                                                                   5,385,852
                                                                                -------------





                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------------------


 Principal
   Amount                                                                           Value
             HOSPITAL - 11.5%
  $500,000   Duluth Minnesota Economic Development Authority Health Care Facilities
               6.000%, 02/15/12                                                   $  522,905
 1,000,000   Minneapolis-St. Paul Minnesota Housing & Redevelopment Health Care
               Syustem Series A, 5.000%, 11/15/06                                  1,041,440
 1,000,000   Robbinsdale Minnesota Hospital
               Series B, 5.300%, 05/15/07                                          1,040,090
 1,145,000   Rochester Minnesota Health Care Facilities
               Series I, 5.800%, 11/15/07                                          1,248,909
   900,000   Saint Cloud Minnesota Hospital Facilities
               Series A, 5.000%, 07/01/12                                            914,886
   800,000   St. Paul Minnesota Housing & Redevelopment Authority Hospital
               5.300%, 05/15/06                                                      835,688
                                                                                ------------
                                                                                   5,603,918
                                                                                ------------

             HOUSING - 17.7%
    15,000   Burnsville Minnesota Multi-Family Housing
               5.375%, 07/01/04                                                       15,542
    30,000   Coon Rapids Minnesota Single Family Housing
               5.700%, 09/01/04                                                       31,202
 1,210,000   Maple Grove Minnesota Housing & Redevelopment Authority
               5.550%, 02/01/17                                                    1,240,117
   250,000   Minneapolis Minnesota, REF-LAUREL VLG
             5.750%, 09/01/10                                                        253,292
   310,000   Minnesota State Housing Agency
               Series E, 5.250%, 08/01/02                                            312,359
   250,000   Minnesota State Housing Agency
               4.950%, 01/01/03                                                      253,998
   135,000   Minnesota State Housing Agency
               5.200%, 07/01/03                                                      137,383
   200,000   Minnesota State Housing Agency
               Series C, 5.300%, 01/01/04                                            205,482
   215,000   Minnesota State Housing Agency
               Series D, 5.150%, 02/01/04                                            220,794
   300,000   Minnesota State Housing Agency
               Series C, 5.300%, 07/01/04                                            310,359
   210,000   Minnesota State Housing Agency
               Series F, 5.450%, 07/01/04                                            217,741
   210,000   Minnesota State Housing Agency
               Series F, 5.550%, 07/01/05                                            219,301
   135,000   Minnesota State Housing Agency
               Series A, 5.500%, 01/01/08                                            141,827
   325,000   Minnesota State Housing Agency
               Series A, 5.600%, 07/01/09                                            341,195
   580,000   Minnesota State Housing Agency
               Series B, 5.000%, 07/01/13                                            584,512
   480,000   Minnesota State Housing Agency
               6.000%, 01/01/16                                                      494,971
 1,750,000   Minnesota State Housing Agency
             5.350%, 07/01/17                                                      1,739,045
   500,000   St. Paul Minnesota Housing & Redevelopment Authority
               5.100%, 09/01/03                                                      518,750
   650,000   St. Paul Minnesota Housing & Redevelopment Authority
               Series J, 5.125%, 03/01/12                                            659,978
   630,000   Washington County Minnesota Housing & Redevelopment Authority
               5.000%, 02/01/06                                                      638,335
                                                                                ------------
                                                                                   8,536,183
                                                                                ------------


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

  Principal
    Amount                                                                         Value
                 PUBLIC FACILITIES & IMPROVEMENTS - 21.5%
  $525,000   Bemidji Minnesota Lease
               5.700%, 12/01/17                                                   $  547,375
   500,000   Bloomington Minnesota
               5.500%, 02/01/08                                                      524,335
   725,000   Metropolitan Council Minnesota
               Series C, 5.400%, 02/01/13                                            753,623
   500,000   Minneapolis Minnesota
               6.250%, 10/01/07                                                      510,000
    25,000   Minneapolis Minnesota Capital Appreciation
             Series A, 0.000%, 12/01/02                                               24,617
 1,250,000   Minneapolis Minnesota Capital Appreciation
               Series B, 0.000%, 12/01/08                                            929,337
 1,900,000   Minnesota Agricultural & Economic Development
               Series A, 5.250%, 02/15/14                                          1,956,886
 1,000,000   Minnesota State
               5.000%, 11/01/10                                                    1,035,650
   750,000   Minnesota State
               5.250%, 08/01/12                                                      782,828
   500,000   Minnesota State
               5.500%, 11/01/06                                                      538,220
   750,000   Minnesota State
               5.000%, 10/01/07                                                      787,043
 1,000,000   Minnesota State
               6.000%, 11/01/05                                                    1,086,510
   400,000   Plymouth Minnesota
               7.000%, 04/01/12                                                      401,040
   560,000   Sartell Minnesota
               Series B, 5.000%, 02/01/09                                            573,866
                                                                                ------------

                                                                                  10,451,330
                                                                                ------------


             TRANSPORTATION - 1.6%
   265,000   Bloomington Minnesota Port Authority
               Series A, 5.350%, 02/01/13                                            270,319
   500,000   Seaway Port Authority Duluth Minnesota
               Series B, 6.800%, 05/01/12                                            510,915
                                                                                ------------
                                                                                     781,234
                                                                                ------------

             WASTE DISPOSAL - 2.6%
   225,000   Anoka County Minnesota Solid Waste Disposal
               6.950%, 12/01/08                                                      228,301
   500,000   Hennepin County Minnesota Solid Waste Disposal
               5.750%, 10/01/10                                                      517,815
   500,000   Wright County Minnesota Solid Waste Disposal
               Series A, 5.400%, 12/01/06                                            521,455
                                                                                ------------
                                                                                   1,267,571
                                                                                ------------

             WATER & SEWER - 10.0%
   770,000   Minnesota Public Facilities Authority Water Pollution Control
               5.000%, 03/01/10                                                      792,915
 1,970,000   Minnesota Public Facilities Authority Water Pollution Control
               Series B, 5.350%, 03/01/12                                          2,030,065
 1,000,000   Minnesota Public Facilities Authority Water Pollution Control
               Series B, 5.375%, 03/01/13                                          1,029,210
 1,000,000   St. Cloud Minnesota Water & Sewer
               Series B, 5.000%, 08/01/13                                          1,017,290
                                                                                ------------
                                                                                   4,869,480
                                                                                ------------



             TOTAL MUNICIPAL BONDS
                  (Cost of $45,603,676)                                           46,001,977
                                                                                ------------

             TOTAL LONG TERM INVESTMENTS
                  (Cost of $45,603,676)                                           46,001,977
                                                                                ------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

Shares                                                                              Value
             -------------------------------------------------------------
             SHORT TERM INVESTMENTS - 4.4%
             -------------------------------------------------------------

             -------------------------------------------------------------
             INVESTMENT COMPANIES - 4.4%
             -------------------------------------------------------------

 2,154,707   Federated Minnesota Municipal Money Market                          $ 2,154,707
                                                                                ------------

             TOTAL INVESTMENT COMPANIES
                  (Cost of $2,154,707)                                             2,154,707
                                                                                ------------

             TOTAL SHORT TERM INVESTMENTS
                  (Cost of $2,154,707)                                             2,154,707
                                                                                ------------

             TOTAL INVESTMENTS - 99.1%
                  (Cost of $47,758,383)                                           48,156,684
                                                                                ------------

             Other assets in excess of liabilities - 0.9%                            428,590
                                                                                ------------

             TOTAL NET ASSETS - 100.0%                                          $ 48,585,274
                                                                                ============




                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
March 31, 2002

--------------------------------------------------------------------------------

1.  ORGANIZATION

Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund. Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund have been paid by Bremer Trust, N.A., the Investment Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

c) Written Option Accounting - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold). The Fund did not write any options during the six months ended March 31, 2002.

d) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

e) Distributions to Shareholders - Dividends from net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.


3.  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the six months ended March 31, 2002, were as follows:

Shares sold                                                  405,264
Shares issued to holders in reinvestment of dividends
                                                                 628
Shares redeemed                                            (413,975)
                                                           ----------
Net decrease
                                                             (8,083)
                                                           ==========

     Transactions in shares of the Fund for the year ended September 30, 2001, were as follows:

Shares sold                                                   496,589
Shares issued to holders in reinvestment of dividends
                                                               13,137
Shares redeemed                                             (895,723)
                                                           -----------
Net decrease                                                (385,997)
                                                           ===========

4.  INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the six months ended March 31, 2002, were as follows:

Purchases:
   U.S. Government                                         $       -
   Other                                                   3,579,075

Sales:
     U.S. Government                                               -
    Other                                                  5,816,545

     At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                                        $ 659,749
        (Depreciation)                                      (261,448)
                                                           -----------
        Net appreciation on investments                     $ 398,301
                                                           ===========

     At March 31, 2002, the cost of investments for federal income tax purposes was $47,758,383.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged M&I Bank, N.A. to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, LLC to distribute the Fund's shares. The Plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.02% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2002, $6,320 was incurred pursuant to the distribution agreement.

6.  RELATED PARTIES

Marshall & Ilsley Bank, N.A. ("M&I") and Bremer Trust, N.A. each had clients and affiliated clients that held 3,226,746 and 1,759,876 outstanding shares, respectively, of the Fund as of March 31, 2002.

7.  SUBSEQUENT EVENT

Subsequent to March 31, 2002, M&I purchased Richfield Bank & Trust Company. A temporary Sub-Adviser Agreement has been put in place.


--------------------------------------------------------------------------------
Legacy Minnesota Municipal Bond Fund
--------------------------------------------------------------------------------

                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                                   Sub-Adviser
                          Marshall & Isley Corporation
                             770 North Water Street
                               Milwaukee, WI 53202

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                   Distributor
                          Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    Directors
                                Kenneth P. Nelson
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek
                                  David Melroe
                                  Lois Buermann
================================================================================